PHL VARIABLE INSURANCE COMPANY

PHLVIC Variable Universal Life Account

Phoenix Joint Edge® VUL

SUPPLEMENT DATED NOVEMBER 16, 2012

TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 29, 2011 AND SUPPLEMENTED OCTOBER 9, 2012*

This supplement updates certain events affecting our financial statements, as previously disclosed to you by prospectus supplement dated October 9, 2012.

Continuing Restatement of Financial Statements

As we previously disclosed to you, we have determined that our audited financial statements for the years ended December 31, 2011, 2010, and 2009 and our unaudited financial statements for the quarterly periods ended June 30, 2012, March 31, 2012, September 30, 2011, June 30, 2011, and March 31, 2011, prepared on the basis of generally accepted accounting principles (“GAAP”), should be restated to correct certain errors related to the accounting for an intercompany reinsurance treaty between us and our indirect parent, Phoenix Life Insurance Company. Accordingly, these financial statements and related financial information, which are included in filings we make with the Securities and Exchange Commission (the “SEC”), should no longer be relied upon.

During the process of restating these financial statements, certain errors were also identified in our consolidated statement of cash flows for the nine months ended September 30, 2012, as well as for previously reported periods. These errors consisted of (i) the incorrect classification of deposits and withdrawals of universal life and variable universal life products issued by us that were reported as cash flows used in continuing operations and (ii) the incorrect reporting of certain fees and interest charges as cash flows provided by financing activities. Management does not expect the correction of these errors to have a material impact on the total beginning and ending balances, as well as the total change in cash and cash equivalents reported on the consolidated statement of cash flows previously reported for the periods. We will correct these errors in the restatement. As part of the restatement, we will adjust the financial statements for errors identified and corrected during prior periods, recording the adjustments in the appropriate historical period. Additional errors identified, which may affect each of the years ended December 31, 2011, 2010 and 2009 and the quarterly periods ended June 30, 2012, March 31, 2012, and September 30, June 30 and March 31 of 2011 and 2010, will be assessed for materiality and corrected in connection with the restatement. We expect to file with the SEC restated financial statements to correct these errors before the end of March, 2013. Until we have made these filings with the SEC restating our financial results, we will continue to cease new sales of our insurance and annuity contracts registered with the SEC.

The discussion of our revised financial results contained in this supplement and in the prior supplement provided to you has been prepared by management and represents management’s current assessment of the revised results, which have not been audited or reviewed by our independent registered public accounting firm.

What This Means To You

We know it is important for you to understand how these events may affect you. These errors are not expected to have any material effect on our ability to perform our obligations to you under your contract.

The errors described above are not expected to have any material effect on our ability to perform our obligations to you under your contract, nor are they expected to have a material impact on our statutory financial results for any of the periods noted. These errors also are not expected to have a material impact on the calculation of our risk-based capital, which is based on a formula developed by the National Association of Insurance Commissioners (“NAIC”) to measure the minimum amount of capital that an insurance company needs to support its overall business operations.

Any guarantees we provide under your contract, such as those associated with interest crediting, death benefit options, lifetime withdrawal benefits, and any guarantees provided by rider, are paid from our general account. Any amounts that we are obligated to pay under your contract from our general account are subject to our financial strength and claims-paying ability.

Amounts you allocate to the variable investment options available through your contract are held in a separate account established for the benefit of contract owners. The separate account is not part of our general account, and the financial statements of the separate account are not affected by the errors described in this supplement.

*	prospectus previously supplemented July 20, 2011 and May 9, 2012

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Ongoing Contract Transactions

You may continue to make transactions according to the terms of your contract and prospectus, including:

•	making additional premium payments into your contract (if otherwise permitted);

•	transferring or reallocating your contract value among investment options;

•	taking policy loans (if offered); and

•	any other transactions offered under your contract.

We encourage you to contact us at 1-800-541-0171 if you have any questions about making transactions under your contract.

Where to Get More Information

We file annual, quarterly and current reports, proxy statements, and other information about us with the SEC. This information is available free of charge by contacting PHL Variable at: Investor Relations, One American Row, P.O. Box 5056, Hartford, CT 06102-5056 or by telephone at 860-403-7100. The SEC maintains a website at www.sec.gov where such information is available without charge upon written or oral request.

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This supplement should be retained with your prospectus for future reference. If you have any questions, please contact us at 1-800-541-0171.

This supplement may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995. We intend these forward-looking statements to be covered by the safe harbor provisions of the federal securities laws relating to forward-looking statements. These forward-looking statements include statements relating to trends in, or representing management’s beliefs about, future developments affecting us and our future transactions, strategies, operations and financial results, and often contain words such as “will,” “anticipate,” “believe,” “plan,” “estimate,” “expect,” “intend,” “is targeting,” “may,” “should” and other similar words or expressions. Forward-looking statements are made based upon management’s current expectations and beliefs concerning trends and future developments and their potential effects on us. They are not guarantees of future developments or performance. Actual developments and our actual business, financial condition or results of operations may differ materially from those suggested by forward-looking statements as a result of risks and uncertainties which include, among others, those risks and uncertainties described in any of our other filings with the SEC and the risk that we may be unable to file our restated financial results in the anticipated time frame. Certain other factors which may impact developments, our business, financial condition or results of operations or which may cause actual developments or results to differ from such forward-looking statements are discussed or included in our periodic reports filed with the SEC. You are urged to carefully consider all such factors. We do not undertake or plan to update or revise forward-looking statements to reflect actual developments, results, changes in plans, assumptions, estimates or projections, or other circumstances occurring after the date of this supplement, even if such results, changes or circumstances make it clear that any forward-looking information will not be realized. If we make any future public statements or disclosures which modify or impact any of the forward-looking statements contained in or accompanying this supplement, such statements or disclosures will be deemed to modify or supersede such statements in this supplement to the extent incorporated by reference herein.

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